Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table sets forth information regarding our performance and the “compensation actually paid” to our named executive officers, as calculated in accordance with SEC disclosure rules:

					Value of Initial Fixed $100 Investment Based On:(4)
Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non- PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income ($) (in thousands)	Change in Book Value Per Share Plus Change in Accumulated Dividends(6) (%)
2022	10,130,622	10,086,031	3,373,344	3,575,079	96.58	144.67	(1,159,816)	(19.7)%
2021	8,908,774	8,210,429	2,963,222	2,784,054	87.91	126.01	(103,440)	(3.5)%
2020	9,573,736	5,911,812	3,429,817	2,394,301	85.30	105.39	993,058	16.0%

(1)	Kevin J. O’Donnell has served as our principal executive officer for the entirety of 2020, 2021 and 2022. Our other named executive officers for the applicable years were as follows:
	-	2022: Robert Qutub; Ross A. Curtis; Ian D. Branagan; and Sean G. Brosnan
	-	2021: Robert Qutub; Ross A. Curtis; Ian D. Branagan; and Sean G. Brosnan
	-	2020: Robert Qutub; Ross A. Curtis; Ian D. Branagan; and Stephen H. Weinstein
(2)	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. O’Donnell and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our other named executive officers for the applicable year.
(3)	To calculate the compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. O’Donnell and for the average of the other named executive officers is set forth following the footnotes to this table.
(4)	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)	The TSR peer group consists of the S&P 1500 Property & Casualty Insurance Index, an independently prepared index that includes companies in the property and casualty insurance industry (and which is used for the Company’s stock performance chart in the annual report).
(6)	As noted in “Executive Compensation—Compensation Discussion and Analysis,” the Governance and Human Capital Committee selected change in book value per common share plus change in accumulated dividends as a key metric for evaluating and rewarding management’s performance in the 2022 incentive program design. This measure is used to determine the vesting of 75% of the performance share awards, the most heavily weighted component of our executive compensation program.

Reconciliation of CAP Adjustments

CAP Adjustments – Kevin J. O’Donnell

Year	Summary Compensation Table Total ($)(a)	Minus Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Minus Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Plus Dollar Value of Dividends Paid During the Year on Stock Awards ($)(h)	Equals Compensation Actually Paid ($)
2022	10,130,622	(5,014,750)	6,350,040	740,992	—	(372,333)	(1,806,074)	57,534	10,086,031
2021	8,908,774	(4,674,712)	4,867,899	165,907	—	(19,819)	(1,208,330)	170,710	8,210,429
2020	9,573,736	(4,674,754)	4,549,106	(2,015,955)	—	(779,437)	(896,109)	155,225	5,911,812

CAP Adjustments – Other Non-PEO Named Executive Officers (Average)

Year	Summary Compensation Table Total ($)(a)	Minus Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Minus Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Plus Dollar Value of Dividends Paid During the Year on Stock Awards ($)(h)	Equals Compensation Actually Paid ($)
2022	3,373,344	(1,446,571)	1,831,753	208,920	—	(122,955)	(287,819)	18,407	3,575,079
2021	2,963,222	(1,267,789)	1,320,181	45,919	—	(10,064)	(302,207)	34,792	2,784,054
2020	3,429,817	(1,636,096)	1,418,051	(488,150)	174,070	(296,553)	(250,841)	44,003	2,394,301

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the CAP Adjustments - Other Non-PEO Named Executive Officer table, amounts shown represent averages. See footnote 1 for a list of the named executive officers included in the average for each indicated fiscal year.
(b)	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)	Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(d)	Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the applicable named executive officer as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)	Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)	Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)	Represents the aggregate value of dividends paid on outstanding and unvested stock awards.

Company Selected Measure Name	Change in Book Value Per Share Plus Change in Accumulated Dividends
Named Executive Officers, Footnote [Text Block]	Kevin J. O’Donnell has served as our principal executive officer for the entirety of 2020, 2021 and 2022. Our other named executive officers for the applicable years were as follows: -2022: Robert Qutub; Ross A. Curtis; Ian D. Branagan; and Sean G. Brosnan -2021: Robert Qutub; Ross A. Curtis; Ian D. Branagan; and Sean G. Brosnan -2020: Robert Qutub; Ross A. Curtis; Ian D. Branagan; and Stephen H. Weinstein
Peer Group Issuers, Footnote [Text Block]	The TSR peer group consists of the S&P 1500 Property & Casualty Insurance Index, an independently prepared index that includes companies in the property and casualty insurance industry (and which is used for the Company’s stock performance chart in the annual report).
PEO Total Compensation Amount	$ 10,130,622	$ 8,908,774	$ 9,573,736
PEO Actually Paid Compensation Amount	$ 10,086,031	8,210,429	5,911,812
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate the compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. O’Donnell and for the average of the other named executive officers is set forth following the footnotes to this table.
Non-PEO NEO Average Total Compensation Amount	$ 3,373,344	2,963,222	3,429,817
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,575,079	2,784,054	2,394,301
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	To calculate the compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. O’Donnell and for the average of the other named executive officers is set forth following the footnotes to this table.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Below is a description of the relationships between executive compensation actually paid by us to the PEO and the average of the executive compensation actually paid to the named executive officers other than the PEO, and the cumulative total shareholder return; net income (loss); and change in book value per share plus change in accumulated dividends. As described in “Executive Compensation—Compensation Discussion and Analysis”, our executive compensation program is heavily weighted towards long-term incentive awards that are settled in stock. Given this weighting towards long-term incentives, our compensation actually paid is less impacted by our net income and change in book value per share plus change in accumulated dividends and most greatly impacted by changes in our stock price.

Compensation Actually Paid vs Company and Index Total Shareholder Return

Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs Company Net Income (loss)
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid vs Change in Book Value Per Share Plus Change in Accumulated Dividends
Tabular List [Table Text Block]

Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs

The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by us to link our performance to compensation actually paid to the named executive officers for 2022. Please see “Executive Compensation—Compensation Discussion and Analysis” for a further description of these metrics and how they are used in our executive compensation program.

●	Change in book value per share plus change in accumulated dividends

●	Operating return on average common shareholders’ equity

●	Combined ratio

●	Gross premiums written

●	Underwriting expense ratio

Total Shareholder Return Amount	$ 96.58	87.91	85.3
Peer Group Total Shareholder Return Amount	144.67	126.01	105.39
Net Income (Loss)	$ (1,159,816,000)	$ (103,440,000)	$ 993,058,000
Company Selected Measure Amount	(19.7)	(3.5)	16
PEO Name	Kevin J. O’Donnell
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Change in book value per share plus change in accumulated dividends
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating return on average common shareholders’ equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Combined ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Gross premiums written
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Underwriting expense ratio
PEO [Member] | Fair Value Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,014,750)	$ (4,674,712)	$ (4,674,754)
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,350,040	4,867,899	4,549,106
PEO [Member] | Change in Fair Value of Outstanding and Unvested Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	740,992	165,907	(2,015,955)
PEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(372,333)	(19,819)	(779,437)
PEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,806,074)	(1,208,330)	(896,109)
PEO [Member] | Value of Dividends Paid During the Year on Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	57,534	170,710	155,225
Non-PEO NEO [Member] | Fair Value Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,446,571)	(1,267,789)	(1,636,096)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,831,753	1,320,181	1,418,051
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	208,920	45,919	(488,150)
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	174,070
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(122,955)	(10,064)	(296,553)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(287,819)	(302,207)	(250,841)
Non-PEO NEO [Member] | Value of Dividends Paid During the Year on Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 18,407	$ 34,792	$ 44,003